Expected Expiry Dates of NOI's (Detail) - United States $ in Thousands	Dec. 31, 2015 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 51,617
Federal | Expiring 2016-2017
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	565
Federal | Expiring 2023-2033
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	34,800
Federal | Expiring 2035
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	16,252
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	89,780
State | Expiring 2023-2033
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	63,793
State | Expiring 2035
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 25,987